Submission	Jul. 15, 2026
Submission [Line Items]
Central Index Key	0000046619
Registrant Name	HEICO Corporation
Registration File Number	333-297410
Form Type	S-3ASR
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A